UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    STANFIELD CAPITAL PARTNERS LLC
Address: 430 PARK AVENUE
         NEW YORK, NEW YORK 10022

13F File Number: 28-11184

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  CAROLYN A. MILLER
Title: SENIOR COMPLIANCE OFFICER
Phone: 212-891-9600

Signature,                               Place,             and Date of Signing:


/s/ Carolyn A. Miller                     NEW YORK, NY          AUG. 15, 2005
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 54

Form 13F Information Table Value Total: $10,0156


List of Other Included Managers: N/A

FORM 13F INFORMATION TABLE

                          TITLE OF                                     SHARES/     SH/  PUT/  INVSTMT   OTHER     VOTING AUTHORITY
    NAME OF ISSUER         CLASS             CUSIP          VALUE      PRN AMT     PRN  CALL  DSCRETN  MANAGERS  SOLE  SHARED  NONE
-----------------------   --------          ---------      --------    -------     ---  ----  -------  --------  ----  ------  ----
Alamosa Holdings Inc.   Common              11589108      3,381,466.90     243,271  Sh         Sole       No     Sole
Allied Waste North
  America, Inc.         Dec 05 5 Put        19589958             5,000      50,000        Put  Sole       No     Sole
Allied Waste North
  America, Inc.         Dec 05 10 Call      019589 90 8          8,250      55,000       Call  Sole       No     Sole
Allied Waste North
  America, Inc.         6.25% Preferred     19589704         3,112,400      12,550  Sh         Sole       No     Sole
Amkor Technology, Inc.  Aug 05 2.5 Put      031652 95 0         10,530     105,300        Put  Sole       No     Sole
Amkor Technology, Inc.  Dec 05 2.5 Put      031652 95 0         15,000     150,000        Put  Sole       No     Sole
Amkor Technology, Inc.  Jan 06 2.5 Put      031652 95 0         22,500     150,000        Put  Sole       No     Sole
Amkor Technology, Inc.  Sept 05 2.5 Put     031652 95 0         43,080     287,200        Put  Sole       No     Sole
Amkor Technology, Inc.  Dec 05 7.5 Call     031652 90 0          5,000      50,000       Call  Sole       No     Sole
Amkor Technology, Inc.  Jan 06 7.5 Call     031652 90 0         27,375     182,500       Call  Sole       No     Sole
Amkor Technology, Inc.  Sept 05 7.5 Call    031652 90 0       8,620.80     150,000       Call  Sole       No     Sole
Amkor Technology, Inc.  5.750% - 06/1/2006  031652AN0        5,640,000       6,000  Sh         Sole       No     Sole
Anchor Glass            Common              03304B300          792,780     542,800  Sh         Sole       No     Sole
Bowater Inc.            Jan 06 20 Put       102183 95 0         33,200     166,000        Put  Sole       No     Sole
Calpine Corp.           Jan 06 2.5 Put      131347 95 6        112,500     250,000        Put  Sole       No     Sole
Calpine Corp.           Oct 05 3 Put        102183 95 0        125,000     250,000        Put  Sole       No     Sole
Calpine Corp.           Jul 05 3 Put        102183 95 0         30,050     300,500        Put  Sole       No     Sole
Calpine Corp.           Oct 05 4 Call       131347 90 6        141,750     405,000       Call  Sole       No     Sole
Cell Genesys, Inc.      3.125% - 11/2011
                        AA2 - AB0           150921AB0        1,562,500       2,000  Sh         Sole       No     Sole
Cephalon Inc            2.000% - 06/2015    156708AP4        6,007,500       6,000  Sh         Sole       No     Sole
Cephalon Inc            2.500% - 12/2006    156708AE9        1,945,000       2,000  Sh         Sole       No     Sole
Charter
  Communications
  Holdings, LLC         4.750% - 06/2006    16117MAC1          278,600         280  Sh         Sole       No     Sole
CMS Energy Corp.        2.875% - 12/2024    125896AW0        7,623,000       6,300  Sh         Sole       No     Sole
Crown Holdings, Inc.    Common              228368106        2,134,500     150,000  Sh         Sole       No     Sole
Delta Air Lines, Inc.   Common              247361108          564,000     150,000  Sh         Sole       No     Sole
Exide Corporation       Common              302051206     5,605,552.40   1,155,784  Sh         Sole       No     Sole
Fannie Mae              Common              313586109          496,400       8,500  Sh         Sole       No     Sole
General Motors
  Corporation           Jan 06 30 Put       370442 95 5         23,500      10,000        Put  Sole       No     Sole
General Motors
  Corporation           Jun 06 15 Put OTC   370442 95 5         25,823      59,500        Put  Sole       No     Sole
Globix Corporation      Common              37957F200        2,470,000   1,000,000  Sh         Sole       No     Sole
Huntsman LLC            Common-Restricted   447011107        3,966,839     195,700  Sh         Sole       No     Sole
IDT                     Common              448947309       156,248.68      11,873  Sh         Sole       No     Sole
Interline Brands        Common              458743 10 1     463,201.20      23,394  Sh         Sole       No     Sole
International Gaming
  Technology            Zero Coupon -
                        01/2033             459902AL6     3,470,812.50       5,350  Sh         Sole       No     Sole
James River Coal        Common              470355207          693,000      20,000  Sh         Sole       No     Sole
JetBlue Airways Corp.   3.750% - 03/2035    477143AC5        3,618,125       3,500  Sh         Sole       No     Sole
MCI INC                 Common              552691107        3,856,500     150,000  Sh         Sole       No     Sole
Merrill Lynch & Co.     Floating/Variable -
                        03/2032 A73 - W46   590188W46        3,990,000       4,000  Sh         Sole       No     Sole
Metlife Inc             Jul 05 40 Put       59156R 95 8         14,070      67,000        Put  Sole       No     Sole
Metlife Inc             Jul 05 45 Call      59156R 90 8         27,500      50,000       Call  Sole       No     Sole
NCI Building
  Systems, Inc.         2.125% - 11/2024    628852AG0        6,045,000       6,000  Sh         Sole       No     Sole
Northern Borders
  Partners-LP           Common              664785102        3,443,300      70,000  Sh         Sole       No     Sole
NRG Energy Inc.         Common              629377508    14,653,208.80     389,713  Sh         Sole       No     Sole
RCN Corporation         Common              749361200    14,636,104.48     633,872  Sh         Sole       No     Sole
Rhodia Sa               Common-ADR          762397107          445,000     250,000  Sh         Sole       No     Sole
Savvis Inc              Common              805423100     1,634,564.80   1,485,968  Sh         Sole       No     Sole
Shaw Group              Common              820280105     1,058,571.63      49,213  Sh         Sole       No     Sole
SLM Corp                Floating/Variable -
                        07/2035             78442PAC0     4,570,312.50       4,500  Sh         Sole       No     Sole
Supervalu Inc.          Zero Coupon -
                        11/2031             868536AP8        2,550,000       7,500  Sh         Sole       No     Sole
Telewest
  Communications PLC    Common              87956T107    10,582,152.86     464,537  Sh         Sole       No     Sole
TJX Companies Inc.      Zero Coupon -
                        02/2021             872540AL3        3,997,950       4,846  Sh         Sole       No     Sole
Wynn Las Vegas LLC      6.000% - 07/2015    983134AB3       19,009,375       8,750  Sh         Sole       No     Sole
Xerox Corporation       July 05 15 Call     984121 90 3         10,250     102,500       Call  Sole       No     Sole
Xerox Corporation       Preferred 6.25%     984121509       11,941,718     100,300  Sh         Sole       No     Sole
TOTAL                                                   157,084,682.55  10,015,001
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